Business combinations and other significant transactions - Balance sheet values at the acquisition date of the business combinations (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Business combinations and other significant transactions
Cash and cash equivalents	€ 155
Other current assets	408	€ 147
Current assets	563
Property, plant and equipment	1,075
Goodwill	25	482	€ 1,574
Deferred tax assets	36
Other non-current assets	874
Non-current assets	2,010
TOTAL ASSETS	2,573
Current financial liabilities	104
Other current liabilities	318
Current liabilities	422
Non-current financial liabilities	142
Provisions	88
Deferred tax liabilities	208
Other non-current liabilities	8
Non-current liabilities	446
TOTAL LIABILITIES	868
Equity attributable to Eni	1,703
Non-controlling interest	2	€ 15
TOTAL EQUITY	1,705
TOTAL LIABILITIES AND EQUITY	2,573
Plenitude business line
Business combinations and other significant transactions
Cash and cash equivalents	29
Other current assets	5
Current assets	34
Property, plant and equipment	168
Goodwill	6
Deferred tax assets	3
Other non-current assets	259
Non-current assets	436
TOTAL ASSETS	470
Current financial liabilities	1
Other current liabilities	9
Current liabilities	10
Non-current financial liabilities	32
Provisions	2
Deferred tax liabilities	13
Other non-current liabilities	3
Non-current liabilities	50
TOTAL LIABILITIES	60
Equity attributable to Eni	408
Non-controlling interest	2
TOTAL EQUITY	410
TOTAL LIABILITIES AND EQUITY	470
Exploration & Production segment
Business combinations and other significant transactions
Cash and cash equivalents	122
Other current assets	208
Current assets	330
Property, plant and equipment	652
Other non-current assets	91
Non-current assets	743
TOTAL ASSETS	1,073
Other current liabilities	125
Current liabilities	125
Non-current financial liabilities	2
Provisions	86
Deferred tax liabilities	195
Other non-current liabilities	1
Non-current liabilities	284
TOTAL LIABILITIES	409
Equity attributable to Eni	664
TOTAL EQUITY	664
TOTAL LIABILITIES AND EQUITY	1,073
Chemicals business line
Business combinations and other significant transactions
Cash and cash equivalents	4
Other current assets	195
Current assets	199
Property, plant and equipment	255
Goodwill	19
Deferred tax assets	33
Other non-current assets	524
Non-current assets	831
TOTAL ASSETS	1,030
Current financial liabilities	103
Other current liabilities	184
Current liabilities	287
Non-current financial liabilities	108
Other non-current liabilities	4
Non-current liabilities	112
TOTAL LIABILITIES	399
Equity attributable to Eni	631
TOTAL EQUITY	631
TOTAL LIABILITIES AND EQUITY	€ 1,030